As filed with the Securities and Exchange Commission on July 14, 1997
                      Registration No. 33-13990/811-5148

-----------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/


                       POST-EFFECTIVE AMENDMENT NO. 44

                                     and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/


                              AMENDMENT NO. 44


                                PEGASUS FUNDS

              (Exact Name of Registrant as Specified in Charter)

                                 c/o NBD Bank
                               900 Tower Drive
                                P.O. Box 7058
                          Troy, Michigan 48007-7058

                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                (313) 259-0729

                            W. Bruce McConnel, III
                          DRINKER BIDDLE & REATH LLP
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania 19107-3496
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [X] on August 1, 1997 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on March 3, 1997.

                            CROSS REFERENCE SHEET


                      Class S and Class I Shares of the:


                            Cash Management Fund,
                        Treasury Cash Management Fund,
                    Treasury Prime Cash Management Fund,
               U.S. Government Securities Cash Management Fund
              and Municipal Cash Management Fund, respectively.



Form N-1A Part A Item                                     Prospectus Caption
---------------------                                     ------------------


1.  Cover Page.........................................   Cover page

2.  Synopsis...........................................   Fund Expenses;
                                                          Background

3.  Financial Highlights...............................   Financial
                                                          Highlights;
                                                          Performance
                                                          Information

4.  General Description of
    Registrant.........................................   Cover Page;
                                                          Description of the
                                                          Funds; General
                                                          Information;
                                                          Supplemental
                                                          Information

5.  Management of Registrant ..........................   Management of the
                                                          Funds

5A. Management's Discussion ...........................   Inapplicable

6.  Capital Stock and Other
    Securities.........................................   How to Buy Shares;
                                                          How to Redeem
                                                          Shares; Dividends
                                                          and Distributions;
                                                          Taxes; Management
                                                          of the Funds;
                                                          General
                                                          Information

7.  Purchase of Securities
    Being Offered......................................   How to Buy Shares;
                                                          Management of the
                                                          Funds

8.  Redemption or Repurchase...........................   How to Redeem
                                                          Shares;

9.  Pending Legal Proceedings..........................   Inapplicable

                                PEGASUS FUNDS


                             Cash Management Fund
                        Treasury Cash Management Fund
                     Treasury Prime Cash Management Fund
               U.S. Government Securities Cash Management Fund
                        Municipal Cash Management Fund



                             P R 0 S P E C T U S

                                August 1, 1997



        SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



               First Chicago NBD Investment Management Company
                   Investment Adviser and Co-Administrator
                             BISYS Fund Services
                       Distributor and Co-Administrator



                        Prospectus begins on page one

PROSPECTUS
August 1, 1997

                                PEGASUS FUNDS



        Pegasus Funds (the "Trust") is an open-end, management investment company, known as a series fund. By this Prospectus, the Trust is offering Institutional Shares and Service Shares of five separate diversified, money market series (each, a "Fund"): Cash Management Fund, Treasury Cash Management Fund, Treasury Prime Cash Management Fund, U.S. Government Securities Cash Management Fund and Municipal Cash Management Fund (collectively, the "Funds"). Each Fund's goal is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity, and, in the case of the Municipal Cash Management Fund, exempt from federal income tax.


        Each Fund is designed for institutional investors, including banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

        Each Fund's shares are sold without a sales charge. Investors can invest or reinvest in or redeem shares at any time without charge or penalty imposed by the Fund.

        Institutional Shares and Service Shares are identical, except as to the services offered to and expenses borne by each Class. Service Shares bear certain costs pursuant to a Distribution and Services Plan adopted by the Board of Trustees.

        First Chicago NBD Investment Management Company ("FCNIMCO") serves as each Fund's investment adviser (the "Investment Adviser") and FCNIMCO and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") serve as co-administrators (collectively, the "Co-Administrators").

        BISYS serves as each Fund's distributor.

                             --------------------

        This Prospectus sets forth concisely information about the Trust and Funds that an investor should know before investing. It should be read and retained for future reference.

        The Statement of Additional Information, dated August 1, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a free copy, write to the Trust at 900 Tower Drive, Mail Suite 8412, Troy, Michigan 48098, or call 1-800-688-3350.




                              TABLE OF CONTENTS
                              -----------------

        ANNUAL FUND OPERATING EXPENSES...........................   4

        CONDENSED FINANCIAL INFORMATION..........................   6

        YIELD INFORMATION........................................  10

        DESCRIPTION OF THE FUNDS.................................  10

        MANAGEMENT OF THE TRUST..................................  16

        HOW TO BUY FUND SHARES.................................... 18

        HOW TO REDEEM FUND SHARES................................  20

        DISTRIBUTION AND SERVICES PLAN...........................  22

        DIVIDENDS, DISTRIBUTIONS AND TAXES.......................  22

        GENERAL INFORMATION......................................  25

        SUPPLEMENTAL INFORMATION................................. A-1

                                                                                                            U.S. Government
                            Cash Management          Treasury Cash             Treasury Prime Cash          Securities Cash
                                  Fund              Management Fund              Management Fund            Management Fund
                        ---------------------   -----------------------    -----------------------       ----------------------
                        Institutional Service   Institutional   Service    Institutional   Service       Institutional  Service
                            Shares    Shares       Shares       Shares        Shares        Shares          Shares      Shares
                        ------------- -------   -------------   -------    -------------   -------       -------------  -------
Management Fees
  (after fee waivers).....   .17%     .17%          .12%         .12%       .16%             .16%             .17%        .17%
12b-1 (distribution
  and servicing)
  Fees.....................  None     .25%          None         .25%       None             .25%             None        .25%
Other Fund Operating
  Expenses (after fee
  waivers and
  reimbursements)..........  .18%     .18%          .23%*        .23%*      .19%             .19%             .18%        .18%
Total Fund Operating
  Expenses (after fee
  waivers and expense
  reimbursements)..........  .35%     .60%          .35%         .60%       .35%             .60%             .35%        .60%




       Municipal Cash
      Management Fund
-------------------------
Institutional     Service
Shares            Shares
------------      -------

 .12%              .12%
None              None
 .23%*             .23%*
 .35%              .60%

------------
*  Estimated

  Example:
An investor would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                Institutional Service  Institutional   Service    Institutional    Service    Institutional  Service
                    Shares    Shares       Shares      Shares         Shares       Shares         Shares     Shares
                ------------- -------  -------------   -------    -------------    -------    -------------  -------
1 Year..............  $ 4       $ 6          $ 4         $ 6           $ 4          $ 6             $ 4        $ 6
3 Years.............  $11       $19          $11         $19           $11          $19             $11        $19
5 Years.............  $20       $33          N/A         N/A           $20          $33             $20        $33
10 Years............  $44       $75          N/A         N/A           $44          $75             $44        $75


Institutional Services
Shares        Shares
------------  --------
$ 4           $ 6
$11           $19
N/A           N/A
N/A           N/A

-----------------
The amounts listed in the examples should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, each Fund's actual performance will vary and may result in an actual return greater or less than 5%.

The purpose of the foregoing table is to assist investors in understanding the various estimated costs and expenses borne by the Funds, and therefore indirectly by investors, the payment of which will reduce investors' return on an annual basis. The Investment Adviser has undertaken, as to each Fund, until such time as it gives investors at least 90 days' notice to the contrary, that if, in any fiscal year, aggregate expenses exclusive of taxes, brokerage, interest on borrowings and (with the prior consent of the necessary state securities commissions) extraordinary expenses, but including the investment advisory and administration fees, exceed .35% and .60% of the value of the average net assets of the Institutional Shares and the Service Shares, respectively, for the fiscal year, the Trust may deduct from the payment to be made to the Investment Adviser under the Investment Advisory or Administration Agreements, or the Investment Adviser will bear, such excess expense. The expenses noted above, without fee waivers or expense reimbursement arrangements, would have been: Management Fees, .20% for each Fund; Other Fund Operating Expenses, .21% for the Institutional Shares and Service Shares of the Cash Management Fund, .31% for the Institutional Shares and Service Shares of the Treasury Cash Management Fund (based on estimated amounts for the current fiscal year), .23% for the Institutional Shares and Service Shares of the Treasury Prime Cash Management Fund, .21% for the Institutional Shares and Service Shares of the U.S. Government Securities Cash Management Fund, and .31% for the Institutional Shares and Service Shares of the Municipal Cash Management Fund (based on estimated amounts for the current fiscal year); and Total Fund Operating Expenses, .41% for the Institutional Shares and .66% for the Service Shares of the Cash Management Fund, .51% for the Institutional Shares and .76% for the Service Shares of the Treasury Cash Management Fund (based on estimated amounts for the current fiscal year), .43% for the Institutional Shares and .68% for the Service Shares of the Treasury Prime Cash Management Fund, .41% for the
Institutional Shares and .66% for the Service Shares of the U.S. Government Securities Cash Management Fund, and .51% for the Institutional Shares and
 .76% for the Service Shares of the Municipal Cash Management Fund (based on estimated amounts for the current fiscal year) . See "Management of the Trust," "How to Buy Fund Shares" and "Distribution and Services Plan."

                       CONDENSED FINANCIAL INFORMATION

Financial Highlights


        The Cash Management Fund commenced operations on July 30, 1992 as the First Prairie Cash Management Fund and the U.S. Government Securities Cash Management Fund commenced operations on June 2, 1992 as the First Prairie U.S. Treasury Securities Cash Management Fund (collectively, the "First Prairie Funds"). On January 17, 1995, all of the assets and liabilities of each First Prairie Fund were transferred to the Cash Management Fund and U.S. Government Securities Cash Management Fund, respectively, of the Prairie Institutional Funds. On July 13, 1996, all of the assets and liabilities of the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund (the "Predecessor Funds") of Prairie Institutional Funds were transferred to the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund, respectively. The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Prospectus.

        The tables below set forth certain information concerning the investment results of the Funds (excluding the Treasury Cash Management Fund and Municipal Cash Management Fund), the Predecessor Funds and the First Prairie Funds. The information about the Funds for the period ended December 31, 1996 has been audited by Arthur Andersen LLP, the Trust's independent accountants, whose report thereon is incorporated by reference in the Statement of Additional Information. The information about the Predecessor Funds and the First Prairie Funds for the periods ending and prior to December 31, 1995 has been derived from the financial statements which have been audited by Ernst & Young LLP, such Funds' prior independent auditors, whose report thereon dated February 22, 1996 expressed an unqualified opinion on such financial statements. The Financial Highlights should be read in conjunction with the financial statements and notes thereto and the reports of the independent accountants which are incorporated by reference in the Statement of Additional Information. Further information about the performance of the Funds is available in the Funds' Annual Report to Shareholders. The Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Trust free of charge by calling
(800) 688- 3350.

For a Share Outstanding Throughout the Period


                  Net Asset                Net                     Distributions
                  Value       Net          Realized   Total from   from Net
                  Beginning   Investment   Gains      Investment   Investment
                  of Period   Income       (Losses)   Operations   Income
                  ---------   ----------   --------   ----------   -------------
U.S. Government Securities Cash Management Fund
Institutional
  Shares
1996               $0.9990      0.0502     (0.0002)     0.0500       (0.0502)
1995(a)            $0.9989      0.0320      0.0001      0.0321       (0.0320)
1995               $0.9999      0.0492     (0.0010)     0.0482       (0.0492)
1994               $1.0000      0.0302     (0.0001)     0.0301       (0.0302)
1993(b)            $1.0000      0.0319          --      0.0319       (0.0319)
Service Shares
1996               $0.9990      0.0478      0.0005      0.0483       (0.0478)
1995(a)            $0.9989      0.0305      0.0001      0.0306       (0.0305)
1995(c)            $1.0000      0.0199     (0.0011)     0.0188       (0.0199)
                                                                                  Ratio
                                                                                  of Net
                                                                 Ratio of         Investment
                                                  Ratio          Expenses         Income
                                                  of Net         to Average       to Average
                     Net Assets      Ratio of     Investment     Net Assets       Net Assets
Net Asset            End of          Expenses     Income         (Excluding Fee   (Excluding Fee
Value End   Total    Period          to Average   to Average     Waivers and      Waivers and
of Period   Return   (000)           Net Assets   Net Assets     Reimbursements)  Reimbursements)
---------   ------   ----------      ----------   ----------    ---------------   ---------------
$0.9988      5.15%    $369,163          0.35%        5.09%            0.43%         5.01%
$0.9990      3.24%++  $489,395          0.35%+       5.46%+           0.42%+        5.39%+
$0.9989      5.03%    $475,248          0.34%        4.94%            0.41%         4.87%
$0.9999      3.06%    $413,634          0.30%        3.02%            0.41%         2.91%
$1.0000      3.25%+   $264,527          0.02%+       3.10%+           0.49%+        2.63%+

$0.9995      4.89%    $207,046          0.60%        4.84%            0.68%         4.76%
$0.9990      3.09%++  $ 56,000          0.60%+       5.17%+           0.69%+        5.08%+
$0.9989      2.01%++  $ 16,702          0.57%+       5.48%+           0.66%+        5.39%+

------------------------------
(a)  For the period June 1, 1995 through December 31, 1995.
     Effective June 1, 1995, the Fund changed its fiscal year end from
     May 31 to December 31.
(b)  For the period June 2, 1992 (commencement of operations) through
     May 31, 1993.
(c) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.
+    Annualized.
++   Not Annualized.


                  Net Asset                Net                     Distributions
                  Value       Net          Realized   Total from   from Net
                  Beginning   Investment   Gains      Investment   Investment
                  of Period   Income       (Losses)   Operations   Income
                  ---------   ----------   --------   ----------   -------------
Treasury Prime Cash Management Fund
Institutional
  Shares
1996               $1.0000     0.0474      (0.0001)     0.0473        (0.0474)
1995(a)            $1.0000     0.0399           --      0.0399        (0.0399)
Service Shares
1996               $1.0000     0.0449           --      0.0449        (0.0449)
1995(a)            $1.0000     0.0380           --      0.0380        (0.0380)
                                                                                  Ratio
                                                                                  of Net
                                                                 Ratio of         Investment
                                                  Ratio          Expenses         Income
                                                  of Net         to Average       to Average
                     Net Assets      Ratio of     Investment     Net Assets       Net Assets
Net Asset            End of          Expenses     Income         (Excluding Fee   (Excluding Fee
Value End   Total    Period          to Average   to Average     Waivers and      Waivers and
of Period   Return   (000)           Net Assets   Net Assets     Reimbursements)  Reimbursements)
---------   ------   ----------      ----------   ----------    ---------------   ---------------
$0.9999      4.86%    $ 70,120          0.35%        4.84%            0.46%           4.73%
$1.0000      4.06%++  $ 14,008          0.35%+       5.16%+           1.23%+          4.28%+

$1.0000      4.60%    $215,040          0.60%        4.59%            0.71%           4.48%
$1.0000      3.86%++  $130,559          0.60%+       4.72%+           0.74%+          4.58%+

(a) For the period March 22, 1995 (commencement of operations) through December 31, 1995.
+       Annualized.
++      Not Annualized.


                                                                                         Increase Due
                                                                                         to Capital
                                                                                         Contribution
                                                Net                        Distribut-    from an
                    Net Asset                   Realized                   ions          Affiliate
                    Value           Net         Gains         Total from   from Net      of the
                    Beginning       Investment  (Losses) on   Investment   Investment    Investment
                    of Period       Income      Investments   Operations   Income        Adviser
                    ---------       ------      -----------   ----------   ----------    ------------
Cash Management Fund
Institutional
  Shares
1996                 $0.9996        0.0508         0.0002        0.0510     (0.0508)           --
1995(a)              $0.9994        0.0277         0.0002        0.0279     (0.0277)           --
1995                 $0.9993        0.0507        (0.0059)       0.0448     (0.0507)       0.0060
1994                 $0.9999        0.0333        (0.0006)       0.0327     (0.0333)           --
1993(c)              $1.0000        0.0297        (0.0001)       0.0296     (0.0297)           --
Service Shares
1996                 $0.9996        0.0484         0.0002        0.0486     (0.0484)           --
1995 (a)             $0.9994        0.0264         0.0002        0.0266     (0.0264)           --
1995 (d)             $1.0000        0.0245        (0.0006)       0.0239     (0.0245)           --
                                                                                       Ratio
                                                                                       of Net
                                                                      Ratio of         Investment
                                                         Ratio        Expenses         Income
                                                         of Net       to Average       to Average
                            Net Assets    Ratio of       Investment   Net Assets       Net Assets
Net Asset                   End of        Expenses       Income       (Excluding Fee   (Excluding Fee
Value End     Total         Period        to  Average    to Average   Waivers and      Waivers and
of Period     Return        (000)         Net Assets     Net Assets   Reimbursements)  Reimbursements)
---------     ------        ----------    ------------   -----------  ---------------  ---------------
$0.9998        5.23%         $885,946      0.35%            5.19%        0.42%             5.12%
$0.9996        2.80%++       $389,127      0.35%+           5.51%+       0.43%+            5.43%+
$0.9994        5.19%(b)      $319,214      0.35%            5.11%        0.44%             5.02%
$0.9993        3.38%         $243,820      0.31%            3.33%        0.43%             3.21%
$0.9999        3.25%+        $175,713      0.05%+           3.19%+       0.56%+            2.68%+

$0.9998        4.98%         $232,249      0.60%            4.94%        0.67%             4.87%
$0.9996        2.68%++       $121,750      0.60%+           5.25%+       0.69%+            5.16%+
$0.9994        2.47%++       $ 11,372      0.60%+           5.46%+       0.71%+            5.35%+
------------------------------
(a) For the period July 1, 1995 through December 31, 1995. Effective
    July 1, 1995 the Fund changed its fiscal year end from June 30 to
    December 31.
(b) If the Fund had not had a capital contribution by an Affiliate of the Investment Adviser during the period, the total return would have been 4.51%.
(c) For the period July 30, 1992 (commencement of operations) through
    June 30, 1993.
(d) For the period January 17, 1995 (initial offering date of Service
    Shares) through June 30, 1995.
+   Annualized.
++  Not Annualized.

                              YIELD INFORMATION

        From time to time, each Fund will advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Each Fund's yield and effective yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Trust." Both yield figures also take into account any applicable distribution and service fees. See "Distribution and Services Plan."


        The Municipal Cash Management Fund may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" will be computed by dividing the tax-exempt portion of the Fund's yield by a denominator consisting of one minus a stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield which is not tax-exempt.


        Yield information is useful in reviewing a Fund's performance, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.

        Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), N. Palm Beach, Fla. 33408,
IBC/Donoghue's Money Fund Report(R) and other industry publications.


                           DESCRIPTION OF THE FUNDS

General

        The Trust is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Trust shareholders vote together as a group; as to others they vote separately by Fund.

        By this Prospectus, two classes of shares of each Fund are being offered -- Institutional Shares and Service Shares (each such class being referred to as a "Class"). Unlike Institutional Shares, Service Shares are subject to an annual distribution and service fee at the rate of up to .25% of the value of the average daily net assets of the Service Class. The fee is payable to the Distributor for advertising, marketing and distributing Service Shares and for ongoing personal services to the holders of Service Shares relating to shareholder accounts and services related to the maintenance of such shareholder accounts pursuant to a Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. See "Distribution and Services Plan."


        When used in this Prospectus and the Statement of Additional Information, the terms "Investor" and "Shareholder" refer to the institution purchasing Fund shares and do not refer to any individual or entity for whose account the institution may purchase Fund shares.


Investment Objective


        Each Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity, and, in the case of the Municipal Cash Management Fund, exempt from federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation of market value.


Management Policies

        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Trust uses the amortized cost method of valuing each Fund's securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.

        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and, in the case of the Cash Management Fund and Municipal Cash Management Fund, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Cash Management Fund and Municipal Cash Management Fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Division of McGraw-Hill ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc., and Thomson BankWatch, Inc. and their rating criteria are described in the Appendix to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that each Fund will be able to maintain a stable net asset value of $1.00 per share.


        o Cash Management Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, guaranteed investment contracts, repurchase agreements, and high quality domestic and foreign commercial paper and other eligible short-term obligations, including those with floating or variable rates of interest. See "Supplemental Information -- Portfolio Securities and Investment Practices." During normal market conditions, at least 25% of the Fund's total assets will be invested in bank obligations or instruments secured by such obligations.

        o Treasury Cash Management Fund invests in U.S. Treasury bills, notes, and direct U.S. Treasury obligations having remaining maturities of 397 days or less; and repurchase agreements relating to U.S. Treasury obligations. See "Supplemental Information -- Portfolio Securities."

        o Treasury Prime Cash Management Fund invests in U.S. Treasury bills, notes, and direct U.S. Treasury obligations having remaining maturities of 397 days or less. See "Supplemental Information -- Portfolio Securities." The Fund does not invest in repurchase agreements.

        o U.S. Government Securities Cash Management Fund invests in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements relating to U.S. Government securities. See "Supplemental Information -- Portfolio Securities and Investment Practices."


        o Municipal Cash Management Fund invests in high quality debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their respective political subdivisions and authorities, the interest from which is, in the opinion of bond counsel for the issuers, exempt from regular federal income tax ("Municipal Obligations"). Municipal Obligations include: (1) municipal bonds; (2) municipal notes; (3) variable rate demand notes; (4) tax-exempt commercial paper and floating rate instruments; and (5) unrated notes, paper or other instruments that are of comparable quality as determined by the Investment Adviser under guidelines established by the Trust's Board of Trustees. Where necessary to ensure that an instrument is of high quality, the Fund may only purchase the instrument if the issuer's obligation to pay the principal is backed by an unconditional bank letter of credit, line of credit, guaranty or commitment to lend. The Municipal Cash Management Fund may also engage in repurchase agreements and may lend its securities. Income earned by the Fund with respect to repurchase agreements and securities lending transactions will be taxable. At least 80% of the Municipal Cash Management Fund's net assets will be invested in Municipal Obligations, except in extraordinary circumstances, such as when the Investment Adviser believes that market conditions indicate that the Fund should adopt a temporary defensive position by holding uninvested cash or investing in taxable short term securities such as those in which the Cash Management Fund invests. This policy is fundamental and may not be changed without the approval of the holders of a majority of the Municipal Cash Management Fund's outstanding shares. There is no investment limitation on investments in Municipal Obligations subject to the federal alternative minimum tax. See "Dividends, Distributions and Taxes" and "Supplemental Information -- Portfolio Securities and Investment Practices."



Certain Fundamental Policies

        Each Fund may not:

         (1) Borrow money, issue senior securities, or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act;

         (2) Act as an underwriter of securities of other issuers, except to extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;

         (3) Purchase or sell (a) real estate or (b) commodities, except to the extent permitted under the 1940 Act;

         (4) Make loans to others (other than through investment in debt obligations or other instruments referred to in the Fund's Prospectus), except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

         (5) Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by instruments described in clauses (i) and (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry and (d) personal credit and business credit businesses will be considered separate industries, and further provided that the Cash Management Fund will invest at least 25% of its total assets in obligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods; and


         (6) Purchase securities of any one issuer (except U.S. Government securities and related repurchase agreements, and with respect to the Municipal Cash Management Fund, other than as permitted by Rule 2a-7 under the 1940 Act) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.


          See, also "Investment Objective and Management Policies -- Investment Restrictions" in the Statement of Additional
Information.

Additional Non-Fundamental Policy


        Each Fund may invest up to 10% of the value of its net assets in illiquid securities. See "Supplemental Information -- Investment Practices --
 Restricted Securities" and "Investment Objective and Management Policies
-- Investment Restrictions" in the Statement of Additional Information.

Risk Factors

        See also "Supplemental Information" beginning on page A-1.


Foreign Securities -- (Cash Management Fund) Since the Cash Management Fund's portfolio may contain securities issued by foreign branches of domestic banks and foreign banks, domestic and foreign branches of foreign banks and thrift institutions, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding, taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.


Other Investment Considerations -- Each Fund will attempt to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since each Fund usually will not pay brokerage commissions on purchases of short-term debt obligations, including U.S. Government securities. The value of the securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

               Each Fund, except the Treasury Cash Management and Treasury Prime Cash Management Funds, may purchase securities on a "when- issued" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Funds do not earn income with respect to these transactions until the subject securities are delivered to the Funds. The Funds do not intend to engage in when-issued purchases for speculative purposes but only in furtherance of their investment objectives.

        Investment decisions for each Fund are made independently from those of other investment companies or investment advisory accounts that may be advised by the Investment Adviser. However, if such other investment companies or managed accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Fund may invest at the same time as such Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

                           MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust

        The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Statement of Additional Information contains information about the Board of Trustees.

Investment Adviser and Co-Administrators

        First Chicago NBD Investment Management Company ("FCNIMCO"), located at Three First National Plaza, Chicago, Illinois 60670, is each Fund's Investment Adviser. FCNIMCO is a registered investment adviser and a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), which in turn is a wholly-owned subsidiary of First Chicago NBD Corporation ("FCN"), a registered bank holding company. Included among FCNIMCO's accounts are pension and profit sharing funds for major corporations and state and local governments, commingled trust funds and a variety of institutional and personal advisory accounts, estates and trusts. FCNIMCO also acts as investment adviser for other registered investment company portfolios.


        FCNIMCO serves as Investment Adviser for the Trust pursuant to an Investment Advisory Agreement dated as of April 12, 1996. Under the Investment Advisory Agreement, FCNIMCO provides the day-to-day management of each Fund's investments, subject to the overall authority of the Trust's Board of Trustees and in conformity with Massachusetts law and the stated policies of the Trust. FCNIMCO is responsible for making investment decisions for the Trust, placing purchase and sale orders (which may be allocated to various dealers based on their sales of Fund shares) and providing research, statistical analysis and continuous supervision of each Fund's investment portfolio. Under the Investment Advisory Agreement, FCNIMCO is entitled to a monthly advisory fee at the annual rate of .20% of each Fund's average daily net assets. For the period from July 13, 1996 through December 31, 1996, the Trust paid FCNIMCO an investment advisory fee under the Investment Advisory Agreement at the effective annual rates of .13%, .12% and .14% of the respective average daily net assets of the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund. The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Prospectus.


        FCNIMCO also served as each Predecessor Fund's investment adviser. Prior to January 17, 1995, FNBC served as the investment adviser to the First Prairie Funds. For the period January 1, 1996 through July 12, 1996, Prairie Institutional Funds paid FCNIMCO an investment advisory fee under the prior advisory agreement at the effective annual rates of .13%, .12% and .14% of the respective average daily net assets of the Predecessor Cash Management Fund, Predecessor Treasury Prime Cash Management Fund and Predecessor U.S. Government Securities Cash Management Fund.


        FCNIMCO and BISYS jointly serve as the Trust's Co- Administrators pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board in accordance with Massachusetts law. Under the terms of the Administration Agreement the Trust pays FCNIMCO, as agent for the Co-Administrators, a monthly administration fee at the annual rate of .15% of each Fund's average daily net assets. For the fiscal year ended December 31, 1996, the Trust paid administration fees at the effective annual rate of .15% of each Fund's (other than the Treasury Cash Management Fund and Municipal Cash Management Fund) average daily net assets.


        FCNIMCO also served as each Predecessor Fund's administrator. Prior to January 17, 1995, FNBC served as administrator to the First Prairie Funds.

Distributor

          BISYS Fund Services (the "Distributor"), located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's principal underwriter and distributor of the Funds' shares.

Transfer and Dividend Disbursing Agent and Custodian

        First Data Investor Services Group, Inc., P.O. Box 5142, Westborough, Massachusetts 01581-5120, serves as the Trust's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). NBD Bank, which is a wholly-owned subsidiary of First Chicago NBD

Corporation, serves as the Trust's custodian (the "Custodian"). NBD Bank is located at 900 Tower Drive, Troy, Michigan 48098.

Expenses

        All expenses incurred in the operation of the Trust are borne by the Trust, except to the extent specifically assumed by the Investment Adviser and Co-Administrators. The expenses borne by the Trust include organizational costs, taxes, interest, brokerage fees and commissions, if any, fees and expenses of Trustees, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Trust's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, Service Shares are subject to an annual distribution and service fee pursuant to a plan adopted by the Board of Trustees. See "Distribution and Services Plan." Expenses attributable to a particular Fund or Class are generally charged against the assets of that Fund or Class, respectively, and other expenses of the Trust are allocated among the Funds on the basis determined by the Board of Trustees, including, but not limited to, proportionately in relation to the net assets of each Fund.

        The Investment Adviser has undertaken, as to each Fund, until such time as it gives investors at least 90 days' notice to the contrary, that if, in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the investment advisory and administration fees, exceed .35% and .60% of the value of the average net assets of the Institutional Class and the Service Class, respectively, for the fiscal year, the Trust may deduct from the payment to be made to the Investment Adviser under the Investment Advisory or Administration Agreements, or the Investment Adviser will bear such excess expense.

                            HOW TO BUY FUND SHARES

        Each Fund is designed primarily for institutional investors, including banks (such as FNBC and NBD), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate master accounts for shares held by the investor (1) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Certain accounts may be eligible for an automatic investment privilege, commonly called a "sweep," under which amounts in excess of a certain minimum held in those accounts will be invested automatically in shares at pre-determined intervals. Each investor desiring to use this privilege should consult its bank for details.

        The minimum initial investment is $1,000,000 or any lesser amount if, in the Distributor's opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1,000,000. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Trust reserves the right to offer Fund shares without regard to the minimum purchase requirements to qualified or non-qualified employee benefit plans. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. These fees would be in addition to any amounts which might be received under the Distribution and Services Plan. Service Agents may receive different levels of compensation for selling different classes of shares. The Fund does not issue share certificates. The Trust reserves the right to reject any purchase order.

        Fund shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. Investors may telephone orders for purchases of Fund shares by calling 1-800-688-3350. For instructions concerning purchases and to determine whether their computer facilities are compatible with the Trust's, investors should call 1-800-688-3350.

        Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.


        Net asset value per share is determined as of 11:00 a.m. Central time, for the Municipal Cash Management Fund, 12:00 noon, Central time, for the Treasury Prime Cash Management Fund, and 2:00 p.m., Central time, for the Cash Management Fund, Treasury Cash Management Fund and U.S. Government Securities Cash Management Fund, on each Fund business day (which, as used herein, shall include each day that the New York Stock Exchange is open for business, except Martin Luther King, Jr. Day, Columbus Day and Veterans Day). Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See "Determination of Net Asset Value" in the Statement of Additional
Information.

        Investors whose payments are received in or converted into Federal Funds by 11:00 a.m. Central time, for the Municipal Cash Management Fund,
12:00 noon, Central time, for the Treasury Prime Cash Management Fund, or
2:00 p.m., Central time, for the Cash Management Fund, Treasury Cash
Management Fund and U.S. Government Securities Cash Management Fund, by the Transfer Agent will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds by the Transfer Agent after 11:00 a.m. Central time, for the Municipal Cash Management Fund, 12:00 noon, Central time, for the Treasury Prime Cash Management Fund, or 2:00 p.m., Central time, for the Cash Management Fund, Treasury Cash Management Fund and U.S. Government Securities Cash Management Fund, will begin to accrue dividends on the following business day.


        Federal Regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" for further information concerning this requirement. Failure to furnish a certified TIN to the Trust could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS"), and could subject the investor to backup withholding.

                          HOW TO REDEEM FUND SHARES


        An investor may redeem all or any portion of the shares in the investor's account on any Fund business day at the net asset value next determined after a redemption request in proper form is received by the Transfer Agent. Therefore, redemptions will be effected on the same day the redemption order is received only if such order is received prior to 11:00 a.m. Central time, for the Municipal Cash Management Fund, 12:00 noon, Central time, for the Treasury Prime Cash Management Fund, or 2:00 p.m., Central time, for the Cash Management Fund, Treasury Cash Management Fund and U.S.

Government Securities Cash Management Fund, on any Fund business day. Shares that are redeemed earn dividends up to and including the day prior to the day the redemption is effected. The proceeds of a redemption will be paid in Federal Funds ordinarily on the Fund business day the redemption is effected. Payment for redemption requests received before 11:00 a.m. Central time, for the Municipal Cash Management Fund, 12:00 noon, Central time, for the Treasury Prime Cash Management Fund, or 2:00 p.m., Central time, for the Cash Management Fund, Treasury Cash Management Fund and U.S. Government Securities Cash Management Fund, ordinarily is made in Federal Funds wired to the redeeming shareholder on the same Fund business day. Payment for redeemed shares for which a redemption order is received after such time on a Fund business day is made in Federal Funds wired to the redeeming shareholder on the next Fund business day following redemption. To allow the Investment Adviser to manage the Funds' portfolios more effectively, investors are urged to make redemption requests as early in the day as possible. In making redemption requests, the names of the registered shareholders and their account numbers must be supplied. Although each Fund generally retains the right to pay the redemption price of its shares in kind with securities (instead of cash), the Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in such rule (in most cases approximately $250,000).


        For redemptions by telephone or wire, please call 1-800-688-3350.

        An investor may redeem shares by telephone if the investor has checked the appropriate box on the Account Application. By selecting a telephone redemption privilege, an investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. The Trust will require the Transfer Agent to employ reasonable procedures, such as requiring a form of identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

        The Trust makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call 1-800-688- 3350 to determine whether their computer facilities are compatible and to receive instructions for redeeming shares in this manner.

        The Trust reserves the right to redeem an investor's account at the Trust's option upon not less than 60 days' written notice if, due to share redemptions, the accounts net asset value decreases to $1,000,000 or less, and remains so during the notice period.

        The right of any investor to receive payments with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

                        DISTRIBUTION AND SERVICES PLAN

                            (Service Shares Only)

        Service Shares are subject to a Distribution and Services Plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Services Plan, each Fund pays the Distributor for advertising, marketing and distributing such shares and/or for the provision of shareholder and administrative services for the beneficial owners of such shares, a fee at the annual rate of up to .25% of the average daily net asset value of the Service Class. The support services provided may include personal services relating to shareholder accounts, providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Distribution and Services Plan, BISYS may make payments to Service Agents in respect of these services. FCNIMCO, FNBC, NBD and their affiliates may act as Service Agents and receive fees under the Distribution and Services Plan. BISYS determines the amounts to be paid to Service Agents. The distribution services provided are activities primarily intended to result in the sale of Service Shares.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

        Each Fund ordinarily declares dividends from net investment income on each Fund business day. Fund shares begin earning income dividends on the day the purchase order is effective. Dividends usually are paid on the first calendar day of each month, and are automatically reinvested at net asset value in additional shares of the Fund from which they were paid or, at the investor's option, paid in cash. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If an investor redeems all shares in its account at any time during the month, all proceeds and dividends to which the investor is entitled will be paid. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional shares at net asset value of the Fund from which they were paid. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to the Institutional Class or the Service Class will generally be borne exclusively by such Class. Service Shares will receive lower per share dividends than Institutional Shares because of the higher expenses borne by the Service Class. See "Annual Fund Operating Expenses."


          Dividends paid by the Cash Management Fund, Treasury Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund derived from net investment income and dividends paid by the Municipal Cash Management Fund derived from taxable investments, together with distributions from any net realized short-term securities gains and all or a portion of any gain realized from the sale or other disposition of certain market discount bonds, will be taxable to U.S. investors as ordinary income whether or not reinvested in additional Fund shares. Distributions from net realized long-term securities gains, if any, will be taxable as long-term capital gains for federal income tax purposes if the beneficial holder of Fund shares is a citizen or resident of the United States, regardless of how long investors have held shares and whether such distributions are received in cash or reinvested in additional shares.

        In the case of the Municipal Cash Management Fund, dividends derived from tax-exempt interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed.

        If the Municipal Cash Management Fund should hold certain so-called "private activity bonds," shareholders will need to included as an item of tax preference for the purposes of the federal alternative minimum tax, that portion of the dividend paid by the Fund derived from interest received on such bonds. In addition, corporate shareholders will need to take all exempt-interest dividends into account in determining certain adjustments for the federal alternative minimum tax.

        Dividends and distributions attributable to interest from direct obligations of the United States and paid by the Treasury Cash Management Fund and Treasury Prime Cash Management Fund generally are not subject to state personal income tax. The Trust intends to provide shareholders of the Treasury Cash Management Fund and Treasury Prime Cash Management Fund with a statement which sets forth the percentage of dividends and distributions paid by each such Fund that is attributable to interest income from direct obligations of the United States.


        Dividends paid by a Fund derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gain realized from the sale or other disposition of certain market discount bonds, paid by such Fund to a foreign investor who is the beneficial owner of such Fund's shares generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund to such foreign investor generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

        Federal regulations generally require the Trust to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a federal income tax return. Furthermore, the IRS may notify the Trust to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a federal income tax return.

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be used to offset the record owner's tax liability on his/her federal income tax return.

        Notice as to the tax status of dividends and distributions will be mailed to investors annually. Each investor also will receive periodic summaries of its account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

        Each Fund intends to qualify as a "regulated investment company" under the Code. Qualification as a regulated investment company relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable income and capital gains, if any.

        Each investor and beneficial shareholder should consult its tax adviser regarding questions as to Federal, state or local taxes.

                             GENERAL INFORMATION


        The Trust was organized as a business trust on April 21, 1987 under a Declaration of Trust. As of the date hereof, the Trust is a series fund having twenty-nine series of shares of beneficial interest, each of which evidences an interest in a separate investment portfolio. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares ("Series") representing interests in a portfolio and an unlimited number of classes of shares within a Series. In addition to the Funds described herein, the Trust currently offers the following investment portfolios by means of separate prospectuses: the Pegasus Intermediate Bond Fund, Bond Fund, Short Bond Fund, Income Fund, High Yield Bond Fund, International Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond Fund, Equity Income Fund, Growth Fund, Mid-Cap Opportunity Fund, Small-Cap Opportunity Fund, Intrinsic Value Fund, Growth and Value Fund, Equity Index Fund, International Equity Fund, Managed Assets Conservative Fund, Managed Assets Balanced Fund, Managed Assets Growth Fund, Money

Market Fund, Treasury Money Market Fund, Municipal Money Market Fund and Michigan Municipal Money Market Fund.


        Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and each Series entitled to vote on a matter will vote thereon in the aggregate and not by Series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular Series. In addition, shareholders of each of the Series have equal voting rights except that only shares of a particular class within a Series are entitled to vote on matters affecting only that class. Voting rights are not cumulative, and accordingly the holders of more than 50% of the aggregate number of shares of all Trust portfolios may elect all of the Trustees.


        As of July 8, 1997, FCN and its affiliates held of record approximately 25.26% of the outstanding shares of the Treasury Prime Cash Management Fund.

        Because NBD Bank serves as the Custodian, the Board of Trustees has established a procedure requiring three annual verifications, two of which are unannounced, of all investments held pursuant to the Custodian Agreement, to be conducted by the Trust's independent accountants.


        The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's By-laws provide that special meetings of shareholders of any Series shall be called at the written request of shareholders entitled to cast at least 10% of the votes of a Series entitled to be cast at such meeting. The Trust also stands ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the 1940 Act.

        Investor inquiries may be made by writing to the Trust at the address shown on the front cover or by calling the telephone number shown on the front cover.

        No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Trust's official sales literature in connection with the offer of the Funds' shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                           SUPPLEMENTAL INFORMATION

Portfolio Securities

        To the extent set forth in this Prospectus and except as noted below, each Fund may invest in the following securities:

        U.S. Treasury Securities -- Each Fund may invest in U.S Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

        U.S. Government Securities -- In addition to U.S. Treasury securities, each Fund, except the Treasury Cash Management Fund and Treasury Prime Cash Management Fund, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government- sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Fund will invest in such securities only when the Trust is satisfied that the credit risk with respect to the issuer is minimal.


        Stripped U.S. Treasury Securities and U.S. Government Securities -- Each Fund may invest in stripped U.S. Treasury Securities and the Cash Management, U.S. Government Securities Cash Management Fund, and to a limited extent the Municipal Cash Management Fund may invest in stripped U.S. Government Securities, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These obligations are usually issued at a discount to their "face value," and because of the manner in which principal and interest are returned, may exhibit greater volatility than more conventional debt securities.


        Repurchase Agreements -- Each Fund, except the Treasury Prime Cash Management Fund, may enter into repurchase agreements, which involve the acquisition by a Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. Pursuant to an order obtained from the Securities and Exchange Commission, each Fund also is permitted to enter into overnight repurchase agreements with FNBC or an affiliate of FNBC subject to the terms and conditions of such order.


        Bank Obligations -- The Cash Management Fund will, and to a limited extent, the Municipal Cash Management Fund may, invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks and thrift institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

        Commercial Paper and other Short-Term Corporate Obligations -- The Cash Management Fund, and to a limited extent, the Municipal Cash Management Fund may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which a Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations bearing fixed, floating or variable interest rates.

        Floating and Variable Rate Obligations -- The Cash Management Fund and the Municipal Cash Management Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, each of these Funds may invest in them only if the Investment Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Investment Adviser, on behalf of such Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. Neither of these Funds will invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are illiquid.

        Municipal and Related Obligations -- Municipal Obligations that may be acquired by the Municipal Cash Management Fund may include general obligations, revenue obligations, notes, and moral obligation bonds. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source such as the user of the facility being financed. Private activity bonds (i.e. bonds issued by industrial development authorities) are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved. Although interest paid on private activity bonds is exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. From time to time, the Municipal Cash Management Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company may be treated as such a preference item to the shareholder. The Fund may invest without limitation in such Municipal Obligations if the Investment Adviser determines that their purchase is consistent with the Fund's investment objective. (See also "Dividends, Distributions and Taxes".)


        Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Moral obligation bonds are normally issued by a special purpose public authority. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Municipal Obligations also include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal lease/purchase agreements may be considered illiquid investments.
(See also "Restricted Securities.")

        There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

        The Municipal Cash Management Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities of issuers that are located in the same state. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

        Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Investment Adviser may consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

        Among other securities, the Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax or other funds, the proceeds of bonds or other revenues.

        The Municipal Cash Management Fund may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less as determined in accordance with SEC regulations (although the securities held by the financial institution may have longer maturities). If the participation interest is unrated, or has been given a rating below that which otherwise is permissible for purchase by the Fund, the security will have an unconditional demand feature that satisfies the requirements of Rule 2a-7 of the 1940 Act. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. Participation interests that do not have this demand feature will be considered illiquid investments. (See also "Restricted Securities".)

        The Municipal Cash Management Fund has no policy of seeking particularly to invest in Municipal Obligations issued by or within any single state or select group of states. However, certain states traditionally are sources of large amounts of Municipal Obligations, e.g., California, Colorado, Florida, Michigan, New York and Texas. To the extent that the Fund's assets are invested in Municipal Obligations issued by or from a single state or a few states, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such state or states to a greater extent than would be the case if its assets were not so concentrated. If any state or political subdivision thereof were to suffer serious financial difficulties jeopardizing its ability to pay its obligations, the marketability of such obligations held by the Fund, and consequently its net asset value, could be adversely affected.

        Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

        Tender Option Bonds -- The Municipal Cash Management Fund may invest in tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that have been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Investment Adviser, on behalf of the Fund, may consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

        Stand-By Commitments -- The Municipal Cash Management Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the

Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Municipal Cash Management Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Municipal Cash Management Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing the yield to investors on such securities.

        Guaranteed Investment Contracts -- The Cash Management Fund and U.S. Government Securities Cash Management Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, a GIC allows a purchaser to buy an annuity with the monies accumulated under contract; however, a Fund will not purchase any such annuity. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes a part of the general assets of the issuer, and the contract is paid from the general assets of the issuer. The Cash Management Fund and U.S. Government Securities Cash Management Fund will only purchase GICs from issuers which meet quality and credit standards established by the Investment Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs are considered by the Cash Management Fund and U.S. Government Securities Cash Management Fund to be illiquid investments and subject to the limitation on illiquid investments set forth below.

        Investment Company Securities -- Each Fund may invest in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Under the 1940 Act, a Fund's investments in such securities, subject to certain exceptions, currently are limited to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

Investment Practices


        Lending Portfolio Securities -- From time to time, each of the Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the relevant Fund's total assets. In connection with such loans, each of these Funds will receive collateral consisting of cash or U.S. Government securities or, with respect to the Cash Management and Municipal Cash Management Funds, irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each of these Funds can increase its income through the investment of such collateral. Each of these Funds continues to be entitled to payments in amounts equal to the interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund.

        Restricted Securities -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, GICs, municipal lease/purchase agreements, participation interests that are not subject to the demand feature described above, floating and variable rate demand obligations as to which the Fund cannot exercise the related demand feature described above on not more than seven days' notice or as to which there is no secondary market and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, a Fund is subject to a risk that should such Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.

        Borrowing Money -- As a fundamental policy each of the Funds is permitted to borrow money to the extent permitted under the 1940 Act. However, each Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, each Fund will not make any additional investments.

                            CROSS REFERENCE SHEET

                      Class S and Class I Shares of the:

                            Cash Management Fund,
                        Treasury Cash Management Fund,
                     Treasury Prime Cash Management Fund,
               U.S. Government Securities Cash Management Fund
              and Municipal Cash Management Fund, respectively.



                                                      Statement of Additional
Form N-1A Part B Item                                   Information Caption
---------------------                                 -----------------------

10.  Cover Page.....................................  Cover Page

11.  Table of Contents..............................  Table of Contents

12.  General Information and History................  Description of Shares

13.  Investment Objectives and Policies.............  Investment Objectives,
                                                      Policies and Risk
                                                      Factors

14.  Management of Registrant.......................  Management

15.  Control Persons and Principal..................  Description of Shares
     Holders of Securities

16.  Investment Advisory and Other Services.........  Management

17.  Brokerage Allocation and other Practices.......  Investment Objectives,
                                                      Policies and Risk
                                                      Factors

18.  Capital Stock and Other Securities.............  Additional Purchase
                                                      and Redemption
                                                      Information;
                                                      Description of Shares

19.  Purchase, Redemption and Pricing...............  Additional Purchase
     of Securities Being Offered                      and Redemption
     Additional Purchase and Redemption Information   Information

20.  Tax Status.....................................  Additional Information
                                                      Concerning Taxes

21.  Underwriters...................................  Not Applicable

22.  Calculation of Performance Data................  Additional Information
                                                      on Performance

23.  Financial Statements...........................  Independent Public
                                                      Accountants; Financial
                                                      Statements

                                PEGASUS FUNDS
                            Cash Management Funds
                       INSTITUTIONAL And SERVICE SHARES
                                    PART B
                    (STATEMENT OF ADDITIONAL INFORMATION)
                                August 1, 1997



         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Cash Management Fund, Treasury Cash Management Fund, Treasury Prime Cash Management Fund, U.S. Government Securities Cash Management Fund and Municipal Cash Management Fund (each, a "Fund") of Pegasus Funds, dated August 1, 1997, as it may be revised from time to time. To obtain a copy of the Funds' Prospectus, please write to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call toll free 1-800-688-3350.


         First Chicago NBD Investment Management Company ("FCNIMCO") serves as each Fund's investment adviser (the "Investment Adviser") and FCNIMCO and BISYS Fund Services serve as co- administrators.

         BISYS Fund Services is the distributor (the "Distributor") and BISYS and FCNIMCO serve as co-administrators of the Funds' shares.


                              TABLE OF CONTENTS

                                                                         Page
                                                                         ----


The Trust...............................................................   2
Investment Objective and Management Policies............................   2
Management of the Trust.................................................   9
Management Arrangements.................................................  14
Distribution and Services Plan..........................................  17
Purchase of Fund Shares.................................................  19
Redemption of Fund Shares...............................................  19
Determination of Net Asset Value........................................  20
Portfolio Transactions..................................................  21
Dividends, Distributions and Taxes......................................  23
Yield Information.......................................................  23
Information About the Trust.............................................  25
Counsel.................................................................  28
Independent Auditors....................................................  28
Appendix A..............................................................  A-1

                                  THE TRUST


           The Pegasus Funds (the "Trust"), formerly "The Woodward Funds" was organized as a Massachusetts business trust on April 21, 1987. As of the date of this Statement of Additional Information, the Trust consisted of twenty-nine separate funds, of which there were five cash management funds, the Funds, which are described in this Statement of Additional Information.


           The Cash Management Fund commenced operations on July 30, 1992 as the First Prairie Cash Management Fund, and the U.S. Government Securities Cash Management Fund commenced operations on June 2, 1992 as the First Prairie U.S. Treasury Securities Cash Management Fund. On January 17, 1995, all of the assets and liabilities of First Prairie Cash Management Fund and First Prairie U.S. Treasury Securities Cash Management were transferred to the Cash Management Fund (the "Predecessor Cash Management Fund") and U.S. Government Securities Cash Management Fund (the "Predecessor U.S. Government Securities Cash Management Fund") of the Prairie Institutional Funds, respectively, in exchange for Institutional Shares of those Funds pursuant to a reorganization agreement approved by shareholders of each such First Prairie Fund. The Treasury Prime Cash Management Fund (the "Predecessor Treasury Prime Cash Management Fund") commenced operations on March 22, 1995 as a series of Prairie Institutional Funds.

           On July 13, 1996, all of the assets and liabilities of the Predecessor Cash Management Fund, Predecessor Treasury Prime Cash Management Fund and Predecessor U.S. Government Securities Cash Management Fund of the Prairie Institutional Funds were transferred to the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund, respectively, in exchange for Institutional Shares and Service Shares pursuant to an agreement and plan of reorganization approved by shareholders of the Predecessor Cash Management, Predecessor Treasury Prime Cash Management and Predecessor U.S. Government Securities Cash Management Funds (the "Reorganization"). Prior to July 13, 1996, the Funds had no operating history. The financial history contained herein includes information for the First Prairie Funds and the Prairie Institutional Funds.


           The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Statement of Additional Information.


                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

           The following information supplements and should be read in conjunction with the sections in the Funds' Prospectus entitled "Description of the Funds" and "Supplemental Information."

Portfolio Securities and Investment Practices


           Bank Obligations. (Cash Management Fund and, to a limited extent, Municipal Cash Management Fund) Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("Cds") may be purchased by a Fund are insured by the FDIC
(although such insurance may not be of material benefit to the Fund, depending on the principal amount of the Cds of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation.


           Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, such as Cds and time deposits ("Tds"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

           Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

           Foreign Securities. (Cash Management Fund) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

           Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Custodial expenses for a portfolio of non- U.S. securities generally are higher than for a portfolio of U.S. securities. Income earned or received by the Cash Management Fund from sources within foreign countries may be reduced by withholding and other taxes.


           Repurchase Agreements. (Cash Management Fund, Treasury Cash Management Fund, U.S. Government Securities Cash Management Fund and Municipal Cash Management Fund) Securities subject to repurchase agreements are held by the Trust's custodian or subcustodian, in the Federal Reserve/Treasury book-entry system or by another authorized Securities depository. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund that enters into them. Each Fund will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars, with respect to securities of the type in which such Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Investment Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each of these Funds will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

           Municipal and Related Obligations. (Municipal Cash Management
Fund) The Municipal Cash Management Fund may invest in Municipal Obligations. The ratings of Municipal Obligations by nationally recognized statistical rating organizations ("Rating Agencies") represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations with the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, a Municipal Obligation may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

           The payment of principal and interest on most Municipal Obligations purchased by the Fund will depend upon the ability of the issuers to meet their obligations. For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

           An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights or remedies of creditors, such as the Federal Bankruptcy Code, and any laws that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

           Certain of the Municipal Obligations held by the Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligations at the time of original issuance. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

           From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, pursuant to federal tax legislation passed in 1986 interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future with respect to the federal income tax status of interest on Municipal Obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of Municipal Obligations for investments by the Municipal Cash Management Fund and its liquidity and value. In such event, the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

           Stand-By Commitments. (Municipal Cash Management Fund) The Municipal Cash Management Fund will not acquire a stand-by commitment unless immediately after the acquisition, with respect to 75% of its assets not more than 5% of its total assets will be invested in instruments subject to a demand feature, including stand-by commitments, with the same institution.

           The Municipal Cash Management Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Investment Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. Thus, the risk of loss to the Fund in connection with a "stand-by commitment" will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

           The Municipal Cash Management Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

           Illiquid Securities. If a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933, as amended, for certain restricted securities held by a Fund, the Trust intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board of Trustees. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, the Trust's Board of Trustees has directed the Investment Adviser to monitor carefully each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.


           Lending Portfolio Securities. (Cash Management Fund, U.S. Government Securities Cash Management Fund and Municipal Cash Management
Fund) To a limited extent, each of these Funds may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For purposes of this policy, the Trust considers collateral consisting of U.S. Government securities or, in the case of the Cash Management Fund and Municipal Cash Management Fund, irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed 33 1/3% of the Fund's total assets. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


Investment Restrictions

           Each Fund has adopted the following investment restrictions as fundamental investment limitations which cannot be changed, as to a particular Fund, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), of that Fund's outstanding voting shares. Each Fund may not:

           1. Borrow money, issue senior securities, or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

           2. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

           3. Purchase or sell (a) real estate or (b) commodities, except to the extent permitted under the 1940 Act.

           4. Make loans to others (other than through investment in debt obligations or other instruments referred to in the Fund's Prospectus), except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

           5. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by instruments described in clauses (i) and (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry and (d) personal credit and business credit businesses will be considered separate industries, and further provided that the Cash Management Fund will invest at least 25% of its total assets in obligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods.

           In construing number 5 in accordance with SEC policy, to the extent permitted, U.S. branches of foreign banks will be considered to be U.S. banks where they are subject to the same regulation as U.S. banks.


           6. Purchase securities of any one issuer (except U.S. Government securities and related repurchase agreements, and with respect to the Municipal Cash Management Fund, other than as permitted by Rule 2a-7 under the 1940 Act) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.


           Each Fund has adopted the following investment restrictions as non-fundamental limitations which may be changed, as to a particular Fund, by the Board of Trustees without the approval of by the holders of a majority, as defined in 1940 Act of that Fund's outstanding voting shares.

           Each Fund may not:

           1. Purchase securities on margin, except as described in the Fund's Prospectus or this Statement of Additional Information.

           2. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

           3. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus or this Statement of Additional Information.

           4. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

           5. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

           6. Invest more than 5% of its assets in the obligations of any one issuer, except if permitted under Rule 2a-7 under the 1940 Act.

           7. Sell securities short.

           If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                           MANAGEMENT OF THE TRUST

           Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee has an address at the Trust, c/o NBD Bank, 611 Woodward Avenue, Detroit, Michigan 48226.

Trustees and Officers of the Trust

Will M. Caldwell, Trustee

           Retired; Executive Vice President, Chief Financial Officer and Director, Ford Motor Company (1979-1985); Director, First Nationwide Bank (1986-1991); Director, Air Products & Chemicals, Inc. (1985-1996); Director, Zurich Holding Company of America (since 1990); Director, The Batts Group, Ltd. (since 1986); Trustee and Vice Chairman, Detroit Medical Center (1986-1991); Trustee, Pegasus Variable Annuity Fund. He is 71 years old.

Nicholas J. De Grazia, Trustee

           Business Consultant (1997); Consultant, Lionel L.L.C. (1995-1996); President, Chief Operating Officer and Director, Lionel Trains, Inc. (1990-1995); Vice President-Finance and Treasurer, University of Detroit (1981-1990); President (1981-1990) and Director (since 1986), Polymer Technologies, Inc.; President, Florence Development Company (1987-1990); Chairman (since 1994) and Director (since 1992), Central Macomb County Chamber of Commerce; Vice Chairman, Michigan Higher Education Facilities Authority (since 1991); Trustee, Pegasus Variable Annuity Fund. He is 54 years old.

John P. Gould, Trustee, Chairman of the Board

           Executive Vice President of Lexecon Inc. (since 1995); Steven G. Rothmeier Professor (since January, 1996); Distinguished Service Professor of Economics of the University of Chicago Graduate School of Business (since
1984); Dean of the University of Chicago Graduate School of Business (1983-1993); Member of Economic Club of Chicago and Commercial Club of Chicago; Director of Harbor Capital Advisors and Dimensional Fund Advisors; Trustee, Pegasus Variable Annuity Fund. He is 58 years old.

Marilyn McCoy, Trustee

           Vice President of Administration and Planning of Northwestern University (since 1985); Director of Planning and Policy Development for the University of Colorado (1981-1985); Member of the Board of Directors of Evanston Hospital, Mather Foundation and Metropolitan Family Services; Member of Economic Club of Chicago and Chicago Network; Trustee, Pegasus Variable Annuity Fund. She is 49 years old.

Julius L. Pallone, Trustee

           President, J.L. Pallone Associates, Consultants (since 1994); Chairman of the Board (1974-1993), Maccabees Life Insurance Company; President and Chief Executive Officer, Royal Financial Services (1991-1993); Director, American Council of Life Insurance of Washington, D.C. (life insurance industry association) (1988-1993); Director, Crowley, Milner and Company (department store) (since 1988); Trustee, Lawrence Technological University (since 1982); Director, Oakland Commerce Bank (since 1984) and Michigan Opera Theater (since 1981); Trustee, Pegasus Variable Annuity Fund. He is 67 years old.

*Donald G. Sutherland, Trustee and President

           Partner of the law firm Ice, Miller, Donadio & Ryan, Indianapolis, Indiana; Trustee, Pegasus Variable Annuity Fund.
He is 68 years old.

Donald L. Tuttle, Trustee

           Vice President (since 1995), Senior Vice President (1992- 1995), Association for Investment Management and Research; Professor of Finance, Indiana University (1970-1991); Vice President, Trust & Investment Advisers, Inc. (1990-1991); Director, Federal Home Loan Bank of Indianapolis (1981 to
1985); Trustee, Pegasus Variable Annuity Fund. He is 62 years old.

Mark A. Dillon, Vice President

           An employee of the Distributor. He is 35 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Alaina Metz, Vice President

           An employee of the Distributor since June 1995. Prior to joining the Distributor Ms. Metz was a supervisor at Alliance Capital Management L.P. in New York. She is 30 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

D'Ray Moore, Treasurer

           An employee of the Distributor. She is 38 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

W. Bruce McConnel, III, Secretary

           Partner of the law firm Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania. He is 54 years old, and his address is 1345 Chestnut Street, Philadelphia, Pennsylvania 19107.


---------------
* Trustee who is an "interested person" of the Trust, as defined in the 1940 Act.

           For so long as the plan described in the section captioned "Distribution and Services Plan" remains in effect, the Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Trust.

           Each Trustee receives from the Trust and the Pegasus Variable Annuity Fund a total annual fee of $17,000 and a fee of

$2,000 for each Board of Trustees meeting attended. The Chairman is entitled to additional compensation of $4,250 per year for his services to the Trusts in that capacity. These fees are allocated among the investment portfolios of the Trust and the Pegasus Variable Annuity Fund based on their relative net assets. All Trustees are reimbursed for out of pocket expenses in connection with attendance at meetings. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trusts.

           The following table summarizes the compensation for each of the Trustees for the Trust's fiscal year ended December 31, 1996:


                                                                  (3)
                                             (2)           Total Compensation
                                          Aggregate       From Trust and Fund
              (1)                        Compensation      Complex** Paid to
      Name of Board Member               from Trust*          Board Member
------------------------------------     ------------     -------------------

Will M. Caldwell, Trustee                  $31,000            $31,000(2)+

Nicholas J. DeGrazia, Trustee              $24,750            $24,750(2)+

John P. Gould, Trustee and                 $25,813            $41,313(4)+
 Chairman of the Board

Earl I. Heenan, Jr.,                       $26,625            $26,625(2)+
 Trustee++,+++

Marilyn McCoy, Trustee                     $22,750            $37,250(4)+

Julius L. Pallone, Trustee ++              $31,000            $31,000(2)+

Donald G. Sutherland,                      $35,000            $35,000(2)+
 Trustee and President ++

Donald L. Tuttle, Trustee ++               $29,000            $29,000(2)+

Eugene C. Yehle, Trustee +++               $18,500            $18,500(2)+


----------------------

* Amount does not include reimbursed expenses for attending Board meeting.

** The Fund Complex for the fiscal year ended December 31, 1996, consisted of the Trust, Pegasus Variable Annuity Fund, Prairie Funds, Prairie
Institutional Funds, Prairie Intermediate Bond Fund and Prairie Municipal Bond Fund, Inc.

+ Total number of investment companies in the Fund Complex from which the Trustee received compensation for serving as a trustee.

++ Deferred compensation in the amounts of $7,313, $24,750, $31,000, and $35,000 accrued during the Pegasus Funds' fiscal year ended December 31, 1996 for Messrs. Heenan, DeGrazia, Pallone and Sutherland, respectively.

+++ Messrs. Heenan and Yehle resigned as Trustees of the Trust and the Pegasus Variable Annuity Fund as of July 13, 1996. In addition, Mr. Heenan had been the Chairman of the Board and President and Mr. Yehle had been the Treasurer.


--------------------------------

           Board members and officers of the Trust, as a group, owned less than 1% of any Fund's shares outstanding on July 8, 1997.

                           MANAGEMENT ARRANGEMENTS

           The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Management of the Trust."

           Investment Advisory Agreement. FCNIMCO provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated as of April 12, 1996, as amended, with the Trust. As to each Fund, the Agreement is subject to annual approval by (i) the Trust's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or FCNIMCO, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Trust's Board of Trustees or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by FCNIMCO. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

           FCNIMCO is responsible for investment decisions for each Fund in accordance with the stated policies of such Fund, subject to the general supervision of the Trust's Board of Trustees.

           Under the terms of the Investment Advisory Agreement with the Trust, FCNIMCO is entitled to a monthly advisory fee at the annual rate of
 .20% of each Fund's average daily net assets. In addition, FCNIMCO is entitled to 4/10ths of the gross income earned by a Fund on each loan of securities (excluding capital gains and losses, if any). FCNIMCO has informed the Trust's Board of Trustees that since the inception of the Trust neither it nor any of its affiliates has engaged in and received compensation for any transactions involving lending of portfolio securities. Furthermore, neither FCNIMCO nor any of its affiliates will do so unless permitted by the SEC or SEC staff.


           For the period July 13, 1996 (date of the Reorganization) through December 31, 1996, the aggregate advisory fees payable to FCNIMCO by the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund were $620,226, $269,337 and $622,156, respectively, of which amounts $222,088, $145,816 and $297,097, respectively, were reduced pursuant to undertakings by FCNIMCO, resulting in a net advisory fee of $398,138, $123,521 and $325,059, respectively. The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Statement of Additional Information.

           For the period January 1, 1996 through July 13, 1996 (date of the Reorganization) the aggregate advisory fees payable to FCNIMCO by the Predecessor Cash Management Fund, Predecessor Treasury Prime Cash Management Fund and Predecessor U.S. Government Securities Cash Management Fund were $487,093, $176,021 and $522,975, respectively, of which amounts $176,053,
$102,644 and $297,097, respectively, were reduced pursuant to undertakings by FCNIMCO, resulting in a net advisory fee of $311,040, $73,377 and $383,484, respectively.

           Prior to January 17, 1995, The First National Bank of Chicago ("FNBC") provided management services to First Prairie Cash Management Fund and First Prairie U.S. Treasury Securities Cash Management Fund (the predecessor funds to the Predecessor Cash Management Fund and Predecessor U.S. Government Securities Cash Management Fund, respectively) pursuant to separate management agreements with each such fund and engaged The Dreyfus Corporation ("Dreyfus") to provide administrative services to the funds. As compensation for FNBC's services, First Prairie Cash Management Fund and First Prairie U.S. Treasury Securities Cash Management Fund each agreed to pay FNBC a monthly management fee at the annual rate of .35 of l% of the value of the fund's average daily net assets. The fees payable to Dreyfus for its services were paid by FNBC.

           For the fiscal year ended June 30, 1994 (the Predecessor Cash Management Fund's prior fiscal year end), the management fee payable by First Prairie Cash Management Fund amounted to $892,114, which amount was reduced by $304,836 pursuant to an undertaking by FNBC, resulting in a net management fee paid by First Prairie Cash Management Fund of $587,278. For the fiscal year ended June 30, 1995, the aggregate management/advisory fee payable by the Predecessor Cash Management Fund and its predecessor amounted to $793,104, which amount was reduced by $267,419 pursuant to undertakings by FNBC and FCNIMCO, resulting in a net management/advisory fee paid by the Predecessor Cash Management Fund and its predecessor of $525,685. For the Predecessor Cash Management Fund's fiscal period ended December 31, 1995, the aggregate management/advisory fee payable by the Predecessor Cash Management Fund and its predecessor amounted to $716,956, which amount was reduced by $331,599 pursuant to undertakings by FNBC and FCNIMCO, resulting in a net management/advisory fee paid by the Predecessor Cash Management Fund and its predecessor of $385,357.

           For the period from March 22, 1995 (commencement of operations of the Predecessor Treasury Prime Cash Management Fund) through December 31, 1995, the advisory fee payable by the Predecessor Treasury Prime Cash Management Fund amounted to $50,405, which amount was reduced by $27,592 pursuant to an undertaking by FCNIMCO, resulting in a net advisory fee paid by the Predecessor Treasury Prime Cash Management Fund of $22,813.

           For the fiscal year ended May 31, 1994 (the Predecessor U.S. Government Securities Cash Management Fund's prior fiscal year end), the management fee payable by First Prairie U.S. Treasury Cash Management Fund amounted to $1,478,021, which amount was reduced by $477,943 pursuant to an undertaking by FNBC, resulting in a net management fee paid by First Prairie U.S. Treasury Cash Management Fund of $1,000,078. For the fiscal year ended May 31, 1995, the aggregate management/advisory fee payable by the Predecessor U.S. Government Securities Cash Management Fund and its predecessor amounted to $1,388,345, which amount was reduced by $312,740 pursuant to undertakings by FNBC and FCNIMCO, resulting in a net management/advisory fee paid by the Predecessor U.S. Government Securities Cash Management Fund and its predecessor of $1,075,605. For the Predecessor U.S. Government Securities Cash Management Fund's fiscal period ended December 31, 1995, the aggregate management/advisory fee payable by the U.S. Government Securities Cash Management Fund and its predecessor amounted to $968,761, which amount was reduced by $381,198 pursuant to undertakings by FNBC and FCNIMCO, resulting in a net management/advisory fee paid by the Predecessor U.S. Government Securities Cash Management Fund and its predecessor of $587,563.

           Administration Agreement. Pursuant to an Administration Agreement dated as of April 12, 1996 with the Trust, FCNIMCO and BISYS assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board in accordance with Massachusetts law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled jointly to a monthly administration fee at the annual rate of .15% of each Fund's average daily net assets.

           For the period July 13, 1996 (date of the Reorganization) through December 31, 1996, the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund paid FCNIMCO, as agent for the co-administrators, administration fees of $465,170, $202,003 and $466,617, respectively. The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Statement of Additional Information.

           For the period from January 1, 1996 through July 13, 1996 (date of the Reorganization), the Predecessor Cash Management Fund, Predecessor Treasury Prime Cash Management Fund and Predecessor U.S. Government Securities Cash Management Fund paid FCNIMCO administration fees of $365,320, $132,016 and $392,231, respectively.

           As stated above, prior to January 17, 1995, Dreyfus provided administrative services to each Predecessor Fund (and its predecessor) and that the fees payable to Dreyfus for its services were paid by FNBC. From January 17, 1995 through July 13, 1996, FCNIMCO provided administrative services to each Predecessor Fund.

For the period January 17, 1995 through December 31, 1995, the Predecessor Cash Management Fund and the Predecessor U.S. Government Securities Cash Management Fund paid FCNIMCO administration fees of $522,730 and $707,131, respectively. For the period March 22, 1995 (commencement of operations of the Predecessor Treasury Prime Cash Management Fund) through December 31, 1995, the administration fee payable by the Predecessor Treasury Prime Cash Management Fund amounted to $37,804, which amount was reduced by $9,695 pursuant to an undertaking by FCNIMCO, resulting in a net administration fee paid by the Predecessor Treasury Prime Cash Management Fund of $28,109.

           The Trust has agreed that neither FCNIMCO nor BISYS will be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the agreement with FCNIMCO or BISYS relates, except for a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of FCNIMCO or BISYS in the performance of their obligations or from reckless disregard by any of them of their obligations and duties under the Administration Agreement.

           In addition, the Administration Agreement provides that if, in any fiscal year, the aggregate expenses of a Fund exceed the expense limitation of any state having jurisdiction over the Fund, FCNIMCO, and BISYS will bear such excess expense to the extent required by state law.

           The aggregate of the fees payable to FCNIMCO and BISYS is not subject to reduction as the value of the Fund's net assets increases.


                        DISTRIBUTION AND SERVICES PLAN
                            (Service Shares Only)

           The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Distribution and Services Plan."

           Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trust's Board of Trustees has adopted such a plan (the "Plan") with respect to each Fund's Service Shares, pursuant to which each Fund pays BISYS a fee of up to .25% of the average daily net asset value attributable to such Service Shares for advertising, marketing and distributing such Service Shares and for the provision of certain services to the holders of such Service Shares. Under the Plan, BISYS may make payments to certain financial institutions, securities dealers and other financial industry professionals (collectively, "Service

Agents") in respect of these services. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit each Fund and the holders of Service Shares.

           For the period July 13, 1996 (date of the Reorganization) through December 31, 1996, the Funds* paid fees pursuant to the Plan as follows:

                                                                  Amount Paid
                                                      Amount      to FCNIMCO
                                        Total         Paid to     and its
                                        Paid          BISYS       Affiliates
                                        -----         -------     -----------
Cash Management Fund                    $225,944      --          $225,944
Treasury Cash Management Fund           N/A           N/A         N/A
Treasury Prime Cash Management
  Fund                                  $274,411      --          $274,411
U.S. Government Securities Cash
  Management Fund                       $256,526      --          $256,526
Municipal Cash Management Fund          N/A           N/A         N/A

---------------------------
* The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Statement of Additional Information.


           For the period January 1, 1996 through July 13, 1996 (date of the Reorganization), the Prairie Institutional Funds' paid fees pursuant to the previous 12b-1 Plan as follows:

                                                                 Amount Paid
                                                     Amount      to FCNIMCO
                                        Total        Paid to     and its
                                        Paid         BISYS       Affiliates
                                        -----        -------     -----------
Predecessor Cash Management Fund        $115,641     $17         $115,624
 Predecessor Treasury Prime Cash
  Management Fund                       $189,936     $16         $189,920
Predecessor U.S. Government
  Securities Cash Management Fund       $117,895     $17         $117,878


           The Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Plan and the purposes for which the expenditures were made. In addition, such arrangements are approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

           Any material amendment to the Plan must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees).


                           PURCHASE OF FUND SHARES

           The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "How to Buy Fund Shares."

           The Distributor. The Distributor serves on a best efforts basis as the Trust's distributor pursuant to an agreement which is renewable annually.

           Using Federal Funds. First Data Investor Services Group, Inc., the Trust's transfer and dividend disbursing agent (the "Transfer Agent"), or the Trust may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and his order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, generally will complete the conversion into, or itself advance, Federal Funds on the business day following receipt of the customer order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by an investor with a sufficient Federal Funds or cash balance in his brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order in proper form, including Federal Funds, is received by the Transfer Agent. In some states, banks or other institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.


                          REDEMPTION OF FUND SHARES

           The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "How to Redeem Fund Shares."

           Redemption Commitment. The Trust normally redeems shares for cash. However, the Trustees can determine that conditions exist making cash payments undesirable. If they should so determine, redemption payments could be made in securities valued at the value used in determining net asset value. There may be brokerage and other costs incurred by the redeeming shareholder in selling such securities. The Trust has elected to be covered by

Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of net asset value during any 90-day period for any one shareholder.

           Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.


                       DETERMINATION OF NET ASSET VALUE

           The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "How to Buy Fund Shares."

           Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

           The Board of Trustees has established procedures, as a particular responsibility within the overall duty of care owed to each Fund's investors, reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets of the Funds will be valued at fair value as determined in good faith by the Board of Trustees.

           The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and

$1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will consider what actions, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

           New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition to these holidays, the Fund will not compute net asset value on the following bank holidays: Martin Luther King, Jr. Day, Columbus Day and Veterans Day.


                            PORTFOLIO TRANSACTIONS

           Subject to the general supervision of the Trust's Board of Trustees, FCNIMCO is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for each Fund.

           Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. No brokerage commissions have been paid by any Fund to date.

           The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when FCNIMCO, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

           The Advisory Agreement for the Funds provides that, in executing portfolio transactions and selecting brokers or dealers, FCNIMCO will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, FCNIMCO shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes FCNIMCO to cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that FCNIMCO determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of FCNIMCO to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

           Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by FCNIMCO and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by FCNIMCO. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

           The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in or enter into repurchase or reverse repurchase agreements with FCNIMCO, the Distributor or an affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted under the 1940 Act. In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or FCNIMCO, or an affiliated person of any of them, is a member, except to the extent permitted under the 1940 Act. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

           Investment decisions for each Fund are made independently from those for the other Funds and for any other investment companies and accounts advised or managed by FCNIMCO. Such other investment companies and accounts may also invest in the same securities as the Funds. To the extent permitted by law, FCNIMCO may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which FCNIMCO believes to be equitable to each Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

           The following information supplements and should be read in conjunction with the section in Funds' Prospectus entitled "Dividends, Distributions and Taxes."

           Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code of 1986, as amended.

           As of December 31, 1996, the Funds had capital loss carryforwards with expiration dates as follows:

                                                      2001       2002      2003      Total
                                                      ----       ----      ----      -----
Cash Management Fund                                 $   --    $458,000   $58,000   $516,000
U.S. Government Securities Cash Management Fund      19,000     151,000    32,000    202,000


                              YIELD INFORMATION

           The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Yield Information."

           Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to the shareholder's account, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. In addition, the Municipal Cash Management Fund may advertise its "tax-equivalent yield" which is computed by: (a) dividing the portion of the yield (as calculated above) that is exempt from income tax by one minus a stated income tax rate; and (b) adding the figure from (a) above to that portion, if any, of the yield that is not tax-exempt.

           For the seven-day period ended December 31, 1996, the yield and effective yield (after fee waivers and/or expense reimbursements) of each Fund were as follows:



  Name of Fund
   and Class                         Yield        Effective Yield
  ------------                       -----        ---------------
Cash Management Fund
  Institutional Shares               5.32%             5.46%
  Service Shares                     5.07%             5.20%
Treasury Prime Cash
 Management Fund
  Institutional Shares               4.63%             4.73%
  Service Shares                     4.38%             4.47%
Treasury Cash Management Fund*
  Institutional Shares               N/A               N/A
  Service Shares                     N/A               N/A
U.S. Government Securities
 Cash Management Fund
  Institutional Shares               5.23%             5.36%
  Service Shares                     4.98%             5.10%
Municipal Cash Management Fund*
  Institutional Shares               N/A               N/A
  Service Shares                     N/A               N/A

-----------------------------
* The Treasury Cash Management Fund and Municipal Cash Management Fund had not commenced operations prior to the date of this Statement of Additional Information.


         Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.


         The Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund are rated AAAm or AAAmG, as the case may be, by Standard & Poor's Ratings Group, Division of McGraw Hill and Aaa by Moody's Investors Service, Inc. The Treasury Cash Management Fund and Municipal Cash Management Fund had not yet been rated.


         From time to time, advertising materials for the Funds may refer to FCNIMCO's or any of its affiliate's full line of investment products for the corporate cash market, including sweep services, on-line money market mutual fund purchases, customized portfolio management, and OASIS, a same-day sweep product that sweeps funds to an overnight Eurodollar time deposit. In addition, from time to time, references to the Funds may appear in advertisements and sales literature for certain products or services offered by the Trust's Investment Adviser, its affiliates or others, through which it is possible to invest in one or more of the Funds, such as the Pegasus Architect wrap account, the Pathmaker variable annuity, and First Choice, First Choice Pegasus and First Choice Select 401(k) products.


                         INFORMATION ABOUT THE TRUST

         The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "General Information."

         Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.


         As of July 8, 1997, the following persons may have beneficially owned 5% or more of the outstanding shares of the following Funds:

                                                                               Percentage
                                                                                   of
                                                            Number of         Outstanding
       Fund                    Name and Address               Shares             Shares
       ----                    ----------------             ---------         -----------
Cash                       First National Bank of          64,168,643.920        10.83%
Management Fund -          Chicago
Class I                    Cash Management Dept.
                           Suite 0256
                           6th Floor
                           525 W. Monroe Street
                           Chicago, IL 60661-3629

                           Mallinckrodt, Inc.             170,000,000.000        28.70%
                           7733 Forsyth
                           Clayton, MO 63105

Cash Management            First National Bank of          71,797,145.070        20.84%
Fund - Class S             Chicago
                           Commercial Products
                           1 First National Plaza
                           Suite 0649
                           Chicago, IL 60670

                           First National Bank of         261,836,636.860        75.99%
                           Chicago
                           Cash Management Dept.
                           Suite 0256
                           6th Floor
                           525 W. Monroe Street
                           Chicago, IL 60661-3629

                                         -26-




\

                                                                               Percentage
                                                                                   of
                                                            Number of         Outstanding
       Fund                    Name and Address               Shares             Shares
       ----                    ----------------             ---------         -----------
Treasury                   First National Bank of           4,945,233.880       28.50%
Prime Cash                 Chicago
Management Fund -          Cash Management Dept.
Class I                    Suite 0256
                           6th Floor
                           525 W. Monroe Street
                           Chicago, IL 60661-3629

Treasury                   First National Bank of          34,554,466.280        16.89%
Prime Cash                 Chicago
Management Fund -          Corporate Trust
Class S                    Administration
                           1 F&B Plaza
                           Suite 0126
                           Chicago, IL 60670-0001

                           First National Bank of          54,130,377.120        26.46%
                           Chicago
                           Commercial Products
                           1 First National Plaza
                           Suite 0649
                           Chicago, IL 60670
                                                          114,554,557.300        56.00%
                           First National Bank of
                           Chicago
                           Cash Management Dept.
                           Suite 0256, 6th Floor
                           525 W. Monroe Street
                           Chicago, IL 60661-3629


                                     -27-



                                                                               Percentage
                                                                                   of
                                                            Number of         Outstanding
       Fund                    Name and Address               Shares             Shares
       ----                    ----------------             ---------         -----------
U.S.                       First National Bank of         514,833,411.600        88.41%
Government                 Chicago
Securities                 Corporate Trust
Cash                       Administration
Management Fund -          1 F&B Plaza
Class I                    Suite 0126
                           Chicago, IL 60670-0001

U.S.Government             First National Bank of         171,781,036.260        70.37%
Securities                 Chicago
Cash Management            Cash Management Dept.
Fund - Class S             Suite 0256, 6th Floor
                           525 W. Monroe Street
                           Chicago, IL 60661-3629

                           First National Bank of          61,875,041.930        25.35%
                           Chicago
                           Commercial Products
                           1 First National Plaza
                           Suite 0649
                           Chicago, IL 60670



         The Trust will send annual and semi-annual financial statements for the Funds to their shareholders.


                                   COUNSEL

         Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, PA 19107-3496, serves as the Trust's counsel.


                             INDEPENDENT AUDITORS

         Arthur Andersen LLP, 500 Woodward Avenue, Detroit, Michigan 48226-3424, are the independent auditors of the Trust. Ernst & Young LLP served as independent auditors for the First Prairie

Funds and the Prairie Institutional Funds. The audited financial statements and notes thereto for each Fund for the fiscal year ended December 31, 1996 are contained in the Funds' Annual Report to Shareholders dated December 31, 1996 and are incorporated by reference into this Statement of Additional Information. The December 31, 1996 financial statements and notes thereto have been audited by Arthur Andersen LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. Information in the audited financial statements for periods or years prior to December 31, 1995 has been audited by Ernst & Young LLP. No other parts of the Annual Report are incorporated by reference herein. Such financial statements have been incorporated herein in reliance on the reports of Arthur Andersen LLP and Ernst & Young LLP, independent auditors, given on the authority of said firms as experts in auditing and accounting.

                                  APPENDIX A


Commercial Paper Ratings

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                  "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

                  "A1" - Obligations are supported by the highest capacity for timely repayment.

                  "A2" - Obligations are supported by a good capacity for timely repayment.

                  "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

                  "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

                  "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                  "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                  "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  "CI" - This rating is reserved for income bonds on which no interest is being paid.

                  "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


                  The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                    PART C

                              OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements:

              (1) Included in Part A hereof:
                  Financial Highlights for:


                     - Cash Management Fund
                     - Treasury Prime Cash Management Fund
                     - U.S. Government Securities Cash Management Fund


              (2) Incorporated by reference in Part B hereof:


                     The audited financial statements and related notes thereto as well as the auditor's reports thereon included as a part of the Annual Report to Shareholders for the year or period ended December 31, 1996 with respect to each of the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund are incorporated herein by reference to such Annual Report as filed with the Securities and Exchange Commission on March 7, 1997 pursuant to Rule 30b2-1 of the Investment Company Act of 1940 (Nos. 33-13990/811- 5148).


         (b)  Exhibits:

              (1)(a) Amended and Restated Declaration of Trust dated as of May 1, 1992 is incorporated herein by reference to exhibit (1)(b) of PostEffective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 8, 1992.

                 (b) Amendment No. 1 to the Amended and Restated Declaration of Trust dated as of September 12, 1996 is incorporated herein by reference to exhibit 1(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1996.

              (2) Bylaws of Registrant is incorporated herein by reference to exhibit (2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 24, 1987.

              (3)     None.

              (4)     None.

              (5)(a) Co-Advisory Agreement among Registrant, NBD Bank ("NBD") and First Chicago Investment Management Company ("FCIMCO") dated as of April 12, 1996 is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1996.


                 (b) Addendum No. 1 dated June 27, 1997, to Advisory Agreement between Registrant and First Chicago NBD Investment Management Company ("FCNIMCO") relating to the Pegasus Treasury Cash Management and High Yield Bond Funds (Series CC and DD) is incorporated herein by reference to exhibit 5(b) of Post- Effective Amendment No. 43 to Registrant's Registration Statement or Form N-1A filed with the Commission on June 30, 1997.

                 (c) Sub-Advisory Agreement dated June 30, 1997, between FCNIMCO and Federated Investment Counseling relating to Pegasus High Yield Bond Fund is incorporated herein by reference to exhibit 5(c) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 30, 1997.

                 (d) Form of Addendum No. 2 to Advisory Agreement between Registrant and FCNIMCO relating to the Pegasus Municipal Cash Management Fund (Series EE).


              (6)(a) Distribution Agreement between Registrant and BISYS Fund Services ("BISYS") dated as of June 11, 1996 is incorporated herein by reference to exhibit 6(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1996.

                 (b) Addendum No. 1 dated June 27, 1997, to Distribution Agreement between Registrant and BISYS relating to the Pegasus Treasury Cash Management and High Yield Bond Funds (Series CC and DD) is incorporated herein by reference to exhibit 6(b) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 30, 1997.

                 (c) Form of Addendum No. 2 to Distribution Agreement between Registrant and BISYS relating to the Pegasus Municipal Cash Management Fund (Series EE).


              (7) Deferred Compensation Plan is incorporated herein by reference to exhibit (7) of PostEffective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 15, 1996.

              (8)(a) Amended and Restated Custodian Agreement dated May 16, 1989 between Registrant and National Bank of Detroit for Series A, B, C, H, I, J, K and L of the Registrant is incorporated herein by reference to exhibit (8)(b) of Post- Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1990.

                 (b) Addendum No. 1 dated January 23, 1991 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Michigan Tax-Exempt Money Market Fund (Series M) is incorporated herein by reference to exhibit (8)(c) of Post-Effective Amendment No. 5 to the Registrant's Registration State- ment on Form N-1A filed with the Commission on February 28, 1991.

                 (c) Addendum No. 2 dated April 28, 1992 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Equity Index Fund (Series N) is incorporated herein by reference to exhibit (8)(d) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 8, 1992.

                 (d) Addendum No. 3 dated January 1, 1993 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Treasury Money Market Fund (Series O) is incorporated herein by reference to exhibit (8)(e) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 29, 1993.

                 (e) Addendum No. 4 dated February 1, 1993 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Municipal Bond Fund (Series P) and the Woodward Michigan Municipal Bond Fund (Series Q) is incorporated herein by reference to exhibit (8)(f) of Post-Effective Amendment No. 14 to the Registrant's Registration State- ment on Form N-1A filed with the Commission on April 29, 1993.

                 (f) Addendum No. 5 dated January 1, 1994 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Balanced Fund (Series R) is incorporated herein by reference to exhibit (8)(g) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1994.

                 (g) Addendum No. 6 dated July 1, 1994 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Capital Growth and Short Bond Funds (Series S and U) is incorporated herein by reference to exhibit (8)(h) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on January 27, 1995.

                 (h) Addendum No. 7 dated November 30, 1994 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward International Equity Fund (Series T) is incorporated herein by reference to exhibit (8)(i) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1995.

                 (i) Addendum No. 8 to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Woodward Cash Management, U.S.

                      Government Securities Cash Management, Treasury Prime Cash Management, Equity Income, Small Cap Opportunity, Intermediate Municipal Bond, Income, International Bond, Managed Assets Conservative and Managed Assets Growth Funds is incorporated herein by reference to exhibit (8)(i) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 5, 1996.


                 (j) Addendum No. 9 dated June 27, 1997, to the Amended and Restated Custodian Agreement between Registrant and NBD relating to the Pegasus Treasury Cash Management and High Yield Bond Funds (Series CC and DD) is incorporated herein by reference to exhibit 8(j) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 30, 1997.

                 (k) Form of Addendum No. 10 to Amended and Restated Custodian Agreement between Registrant and NBD relating to the Pegasus Municipal Cash Management Fund (Series
                      EE).


              (9)(a) Co-Administration Agreement among the Registrant, NBD, FCIMCO and BISYS dated as of June 11, 1996 is incorporated herein by reference to exhibit 9(a) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1996.


                 (b) Addendum No. 1 dated June 27, 1997 to the Co-Administration Agreement among Registrant, FCNIMCO and BISYS relating to the Pegasus Treasury Cash Management and High Yield Bond Funds (Series CC and DD) is incorporated herein by reference to exhibit 9(b) of Post- Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 30, 1997.

                 (c) Form of Addendum No. 2 to the Co-Administration Agreement among Registrant, FCNIMCO and BISYS relating to the Pegasus Municipal Cash Management Fund (Series
                      EE).

                 (d) Transfer Agency and Services Agreement between the Registrant and First Data Investor

                      Services Group, Inc. ("FDISG") dated August 5, 1996 is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1996.

                 (e) Addendum No. 1 dated June 27, 1997 to the Transfer Agency and Services Agreement between Registrant and FDISG relating to the Pegasus Treasury Cash Management and High Yield Bond Funds (Series CC and DD) is incorporated herein by reference to exhibit 9(d) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 30, 1997.

                 (f) Form of Addendum No. 2 to Transfer Agency and Services Agreement between Registrant and FDISG relating to Pegasus Municipal Cash Management Fund (Series EE).

                 (g) Shareholder Services Plan including form of Service Agreement with respect to Class A Shares is incorporated herein by reference to exhibit (9)(p) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 15, 1996.

                 (h) Shareholder Administrative Services Plan including form of Service Agreement.

                 (i) Agency Agreement between Registrant and NBD dated March 11, 1996 is incorporated herein by reference to exhibit 9(e) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1997.

                 (j) Agency Agreement between Registrant and Putnam Fiduciary Trust Company dated November 11, 1996 is incorporated herein by reference to exhibit 9(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 16, 1997.

                 (k) Agency Agreement between Registrant and BISYS dated March 18, 1997 is incorporated herein by reference to exhibit 9(i) of Post-Effective Amendment No. 41 to Registrant's Registration

                      Statement on Form N-1A filed with the Commission on May 16, 1997.


            *(10) Opinion of Drinker Biddle & Reath LLP, counsel for the Registrant.

             (11)(a)  Consent of Arthur Andersen LLP.

                 (b)  Consent of Ernst & Young LLP.

                 (c)  Consent of Drinker Biddle & Reath LLP.

             (12)     None.

             (13)     None.

             (14)     None.


             (15)(a) Distribution Plan for Class B Shares is incorporated herein by reference to exhibit 15(a) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 28, 1997.

                 (b) Distribution and Services Plan including form of Agreement (relating to the Cash Management Funds) is incorporated herein by reference to exhibit 15(b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 28, 1997.

             (16)(a) Schedules of Performance Computations are incorporated herein by reference to exhibit (16) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1991.


                 (b) Schedules of Performance Computations with respect to the Woodward Michigan Tax-Exempt Money Market Fund, Growth/Value Fund, Opportunity Fund, Intrinsic Value Fund, Intermediate Bond Fund and Bond Fund are incorporated herein by reference to Exhibit (16)(b) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on

--------
* Filed with the Commission on March 3, 1997 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                      Form N-1A filed with the Commission on December 3,
                      1991.

                 (c) Schedules of Performance Computations with respect to the Woodward Equity Index Fund and the Woodward Treasury Money Market Fund are incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 29, 1993.

                 (d) Schedules of Performance Computations with respect to the Woodward Municipal Bond Fund and Woodward Michigan Municipal Bond Fund are incorporated herein by reference to Exhibit 16(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 30, 1993.

                 (e) Schedules of Performance Computations with respect to the Woodward Balanced Fund are incorporated herein by reference to Exhibit 16(e) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1994.


                 (f) Schedules of Performance Computations with respect to the Woodward Capital Growth and Short Bond Funds are incorporated herein by reference to exhibit (16)(f) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on January 27, 1995.

                 (g) Schedules of Performance Computations with respect to the Woodward International Equity Fund is incorporated herein by reference to exhibit (16)(g) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1995.

                 (h) Schedules of Performance Computations with respect to the Pegasus Cash Management, Treasury Prime Cash Management and U.S. Government Securities Cash Management Funds are incorporated herein by reference to exhibit (16)(h) of Post-Effective Amendment No. 34 to the Registrant's Registration

                      Statement on Form N-1A filed with the Commission on July 24, 1996.


                 (i) Schedules of Performance Calculations with respect to Pegasus Managed Assets Growth Fund.

             (17)     None.


             (18) Amended Rule 18f-3 Plan is incorporated herein by reference to exhibit 18 of Post-Effective Amendment No. 42 to the Registrant's Registration Statement Form N-1A filed with the Commission on May 28, 1997.


             (27)     Financial Data Schedules.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

                  Registrant is controlled by its Board of Trustees. However, under the Investment Company Act of 1940, NBD Bank may be deemed a controlling person of the Registrant because such entity possesses or shares investment or voting power with respect to more than 25% of the outstanding shares of the Registrant.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                  The following table sets forth information as to all record holders of Registrant's securities as of May 31, 1997:



                                                               Number
                                                                 of
                                                               Record
           Title of Class                                      Holders
           --------------                                      -------
Growth and Value Fund -- Class A                                 5,169
Growth and Value Fund -- Class B                                   137
Growth and Value Fund -- Class I                                     9
Small-Cap Opportunity Fund -- Class A                            1,134
Small-Cap Opportunity Fund -- Class B                               69
Small-Cap Opportunity Fund -- Class I                                9
Mid-Cap Opportunity Fund -- Class A                              8,169
Mid-Cap Opportunity Fund -- Class B                                123
Mid-Cap Opportunity Fund -- Class I                                 12
Intrinsic Value Fund -- Class A                                  2,632
Intrinsic Value Fund -- Class B                                    132
Intrinsic Value Fund -- Class I                                      9
Equity Index Fund -- Class A                                       721
Equity Index Fund -- Class B                                        64
Equity Index Fund -- Class I                                         8


                                     C-9




                                                               Number
                                                                 of
                                                               Record
           Title of Class                                      Holders
           --------------                                      -------

Equity Income Fund -- Class A                                      569
Equity Income Fund -- Class B                                      150
Equity Income Fund -- Class I                                       10
Growth Fund -- Class A                                           1,876
Growth Fund -- Class B                                             106
Growth Fund -- Class I                                              10
International Equity Fund -- Class A                             1,456
International Equity Fund -- Class B                               157
International Equity Fund -- Class I                                13
Managed Assets Conservative Fund -- Class A                      2,379
Managed Assets Conservative Fund -- Class B                        383
Managed Assets Conservative Fund -- Class I                          5
Managed Assets Balanced Fund -- Class A                          1,127
Managed Assets Balanced Fund -- Class B                            240
Managed Assets Balanced Fund -- Class I                              5
Managed Assets Growth Fund -- Class A                              106
Managed Assets Growth Fund -- Class B                               98
Managed Assets Growth Fund -- Class I                                2
Bond Fund -- Class A                                             2,464
Bond Fund -- Class B                                                51
Bond Fund -- Class I                                                10
Intermediate Bond Fund -- Class A                                  799
Intermediate Bond Fund -- Class B                                   14
Intermediate Bond Fund -- Class I                                    9
Income Fund -- Class A                                             186
Income Fund -- Class B                                              36
Income Fund -- Class I                                               7
Short Bond Fund -- Class A                                          43
Short Bond Fund -- Class B                                           6
Short Bond Fund -- Class I                                           6
Municipal Bond Fund -- Class A                                     688
Municipal Bond Fund -- Class B                                      30
Municipal Bond Fund -- Class I                                       8
Michigan Municipal Bond Fund -- Class A                            562
Michigan Municipal Bond Fund -- Class B                              8
Michigan Municipal Bond Fund -- Class I                              4
Intermediate Municipal Bond Fund -- Class A                        319
Intermediate Municipal Bond Fund -- Class B                         24
Intermediate Municipal Bond Fund -- Class I                          7
International Bond Fund -- Class A                                 863
International Bond Fund -- Class B                                  10
International Bond Fund -- Class I                                   5
Money Market Fund -- Class A                                    35,728
Money Market Fund -- Class B                                         3
Money Market Fund -- Class I                                       168
Treasury Money Market Fund -- Class A                            2,582
Treasury Money Market Fund -- Class I                               88

                                     C-10



                                                               Number
                                                                 of
                                                               Record
           Title of Class                                      Holders
           --------------                                      -------
Municipal Money Market Fund -- Class A                           2,552
Municipal Money Market Fund -- Class I                              17
Michigan Municipal Money Market Fund -- Class A                    259
Michigan Municipal Money Market Fund -- Class I                      6
Cash Management Fund -- Service                                      4
Cash Management Fund -- Institutional                              199
Treasury Prime Cash Management Fund -- Service                       5
Treasury Prime Cash Management Fund -- Institutional                 4
U.S. Government Securities
  Cash Management Fund -- Service                                    5
U.S. Government Securities
  Cash Management Fund -- Institutional                              7


ITEM 27.  INDEMNIFICATION

                  Indemnification of Registrant's Distributor against certain losses is provided for in Section 10 of the Distribution Agreement incorporated herein by reference as Exhibit (6)(a). Indemnification of Registrant's Custodian is provided for in Article XII of the Amended and Restated Custodian Agreement incorporated herein by reference as Exhibit
(8)(a). Indemnification of Registrant's Transfer Agent and Dividend Disbursing Agent is provided for in Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (9)(b).

                  Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

                  Section 5.1 of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as Exhibit (1)(a), provides for the indemnification of the Registrant's shareholders.

                  Section 5.4 of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as Exhibit (1)(a), provides for the indemnification of the Registrant's trustees and officers:

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

                  The Registrant's investment adviser, First Chicago NBD Investment Management Company ("FCNIMCO"), is a registered investment adviser and wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), which in turn is a wholly-owned subsidiary of First Chicago NBD Corporation, a registered bank holding company.

                  Registrant is fulfilling the requirement of this Item 28 to provide a list of the officers and directors of FCNIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by FCNIMCO or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by FCNIMCO (SEC File No. 801-47947).


ITEM 29.  PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services acts as distributor and co-administrator for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., BB&T Mutual Funds Group, Centura Funds, The Coventry Group, Empire Builder Tax Free Bond Fund, ESC Strategic Funds, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, MMA Praxis Mutual Funds, The M.S.D & T Funds, Inc., Pacific Capital Funds, The Parkstone Advantage Funds, The Parkstone Group of Funds, Qualivest Funds, The Republic Advisors Funds Trust, The Republic Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton

                  Funds, The Sessions Group Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an open-end management investment company.

         (b) The information required by this Item 29 with respect to each director, officer or partner of BISYS Fund Services is incorporated by reference to their Form BD (File No. 8-32480) filed by BISYS Fund Services with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.

         (c)      None.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         (a) NBD Bank, 900 Tower Drive, Troy, Michigan 48098 (records relating to its function as former adviser, custodian and transfer and dividend disbursing agent).

         (b) First of Chicago NBD Investment Management Company, Three First National Plaza, 70 West Madison, Chicago, Illinois 60670 (records relating to its functions as advisor and co-administrator).


         (c) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor and co-administrator).

         (d) Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Declaration of Trust, By-Laws and Minute Books).

         (e) First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581-5120 (records relating to its function as transfer agent and dividend disbursing agent).


ITEM 31.  MANAGEMENT SERVICES

                  Inapplicable.


ITEM 32.  UNDERTAKINGS

                  Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                  Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request and without charge.


                  Registrant undertakes to file a post-effective amendment with respect to the Municipal Cash Management Fund, containing financial statements that need not be certified, within four to six months from the effective date of this Post-Effective Amendment.

                                  SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, State of Michigan, on the 11th day of July, 1997.


                                PEGASUS FUNDS
                                  Registrant

                           /s/Donald G. Sutherland
                           -----------------------
                             Donald G. Sutherland
                                  President

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                             Title               Date


/s/Donald G. Sutherland             President and        July 11, 1997
------------------------            Trustee
Donald G. Sutherland

/s/John P. Gould                    Chairman and         July 11, 1997
------------------------            Trustee
John P. Gould

/s/D'Ray Moore                      Treasurer            July 11, 1997
------------------------            (Chief
D'Ray Moore                         Financial
                                    Officer

/s/Will M. Caldwell                 Trustee              July 11, 1997
------------------------
Will M. Caldwell

/s/Nicholas J. De Grazia            Trustee              July 11, 1997
------------------------
Nicholas J. De Grazia

/s/Marilyn McCoy                    Trustee              July 11, 1997
------------------------
Marilyn McCoy

/s/Julius L. Pallone                Trustee              July 11, 1997
------------------------
Julius L. Pallone

/s/Donald L. Tuttle                 Trustee              July 11, 1997
------------------------
Donald L. Tuttle

                                EXHIBIT INDEX



         Exhibit No.              Exhibit
         -----------              -------


           (5)(d) Form of Addendum No. 2 to Advisory Agreement between Registrant and FCNIMCO relating to the Pegasus Municipal Cash Management Fund.

           (6)(c)  Form of Addendum No. 2 to Distribution
                    Agreement between Registrant and BISYS relating to the Pegasus Municipal Cash Management Fund.

           (8)(k)  Form of Addendum No. 10 to Amended and Restated
                    Custodian Agreement between Registrant and NBD relating to the Pegasus Municipal Cash
                    Management Fund.

           (9)(c)  Form of Addendum No. 2 to the Co-Administration
                    Agreement among Registrant, FCNIMCO and BISYS relating to the Pegasus Municipal Cash
                    Management Fund.

           (9)(f)  Form of Addendum No. 2 to Transfer Agency and Services
                   Agreement between Registrant and FDISG relating to Pegasus
                   Municipal Cash Management Fund.



          (11)(a)  Consent of Arthur Andersen LLP.

          (11)(b)  Consent of Ernst & Young LLP.

          (11)(c)  Consent of Drinker Biddle & Reath LLP.

          (27)     Financial Data Schedules
